Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Reflected on the Balance Sheet are Reconciled - USD ($)		12 Months Ended
	Jul. 22, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class A Common Stock Reflected on the Balance Sheet are Reconciled [Abstract]
Gross Proceeds	$ 138,312,300			$ 138,312,300
Proceeds allocated to equity rights				(760,718)
Less:
Issuance costs related to Class A common stock subject to possible redemption				(9,509,534)
Plus:
Remeasurement of carrying value to redemption value		$ 756,785	$ 3,483,582	12,344,937
Contingently redeemable Class A common stock subject to possible redemption		14,830,241	$ 18,283,387	140,386,985
Less:
Redemptions of Class A common stock		$ (4,209,931)		$ (125,587,180)